Operating segments - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($) customer
Disclosure of major customers [line items]
Number of customers | customer	1	2
Revenue	$ 104,505	$ 103,877
Individual customer one
Disclosure of major customers [line items]
Revenue	$ 35,239	44,855
Individual customer two
Disclosure of major customers [line items]
Revenue		$ 15,965